Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 1.1%
ATI, Inc.(1)	8,148	$ 703,498
Axon Enterprise, Inc.(1)	2,077	1,719,631
Curtiss-Wright Corp.	1,121	547,665
General Electric Co.	12,597	3,242,342
HEICO Corp.	2,840	931,520
Loar Holdings, Inc.(1)	1,000	86,170
Moog, Inc., Class A	406	73,474
Woodward, Inc.	1,719	421,310
		$7,725,610
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	3,091	$353,147
GXO Logistics, Inc.(1)	3,170	154,379
		$507,526
Automobile Components — 0.1%
BorgWarner, Inc.	2,437	$81,591
Modine Manufacturing Co.(1)	3,252	320,322
		$401,913
Automobiles — 0.1%
Rivian Automotive, Inc., Class A(1)(2)	45,079	$619,385
		$619,385
Banks — 0.6%
Cullen/Frost Bankers, Inc.	100	$12,854
First Citizens Bancshares, Inc., Class A	81	158,474
First Financial Bankshares, Inc.	1,500	53,970
Flagstar Financial, Inc.	6,039	64,013
JPMorgan Chase & Co.	12,666	3,672,000
Pinnacle Financial Partners, Inc.	843	93,076
		$4,054,387
Beverages — 1.1%
Celsius Holdings, Inc.(1)	6,886	$319,442
Coca-Cola Co.	60,194	4,258,726
Coca-Cola Consolidated, Inc.	2,597	289,955
Keurig Dr. Pepper, Inc.	16,818	556,003
Monster Beverage Corp.(1)	25,974	1,627,011
PepsiCo, Inc.	6,659	879,254
Primo Brands Corp., Class A	5,584	165,398
		$8,095,789
Biotechnology — 2.2%
AbbVie, Inc.	37,499	$6,960,564
Alkermes PLC(1)	2,402	68,721
Alnylam Pharmaceuticals, Inc.(1)	2,631	857,943
Amgen, Inc.	9,121	2,546,674
Security	Shares	Value
Biotechnology (continued)
BioMarin Pharmaceutical, Inc.(1)	4,346	$ 238,900
Blueprint Medicines Corp.(1)	1,664	213,292
Exact Sciences Corp.(1)	4,561	242,372
Exelixis, Inc.(1)	6,117	269,607
Gilead Sciences, Inc.	7,029	779,305
Halozyme Therapeutics, Inc.(1)	2,562	133,275
Incyte Corp.(1)	4,024	274,034
Insmed, Inc.(1)	2,665	268,206
Ionis Pharmaceuticals, Inc.(1)	2,131	84,196
Neurocrine Biosciences, Inc.(1)	2,491	313,094
Roivant Sciences Ltd.(1)	618	6,965
United Therapeutics Corp.(1)	998	286,775
Vertex Pharmaceuticals, Inc.(1)	5,592	2,489,558
		$16,033,481
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	159,064	$34,897,051
eBay, Inc.	5,808	432,464
Etsy, Inc.(1)	3,312	166,130
Ollie's Bargain Outlet Holdings, Inc.(1)	1,603	211,243
		$35,706,888
Building Products — 0.9%
A.O. Smith Corp.	1,523	$99,863
AAON, Inc.	2,000	147,500
Advanced Drainage Systems, Inc.	1,349	154,946
Allegion PLC	1,990	286,799
Armstrong World Industries, Inc.	1,038	168,613
AZEK Co., Inc.(1)	3,933	213,759
Builders FirstSource, Inc.(1)	250	29,172
Carlisle Cos., Inc.	547	204,250
CSW Industrials, Inc.	454	130,221
Johnson Controls International PLC	7,004	739,762
Lennox International, Inc.	889	509,610
Masco Corp.	2,403	154,657
Owens Corning	4,936	678,799
Simpson Manufacturing Co., Inc.	849	131,858
Trane Technologies PLC	6,208	2,715,441
Trex Co., Inc.(1)	2,133	115,993
Zurn Elkay Water Solutions Corp., Class C	2,528	92,449
		$6,573,692
Capital Markets — 3.1%
Affiliated Managers Group, Inc.	200	$39,354
Ameriprise Financial, Inc.	979	522,522
Ares Management Corp., Class A	4,354	754,113
Bank of New York Mellon Corp.	6,387	581,920
Blackrock, Inc.	768	805,824
Blackstone, Inc.	8,548	1,278,610
Blue Owl Capital, Inc.	15,442	296,641
Cboe Global Markets, Inc.	2,332	543,846

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Charles Schwab Corp.	22,027	$ 2,009,743
CME Group, Inc.	2,813	775,319
Coinbase Global, Inc., Class A(1)	2,024	709,392
Evercore, Inc., Class A	408	110,168
FactSet Research Systems, Inc.	943	421,785
Goldman Sachs Group, Inc.	251	177,645
Hamilton Lane, Inc., Class A	911	129,471
Houlihan Lokey, Inc.	963	173,292
Interactive Brokers Group, Inc., Class A	9,802	543,129
Intercontinental Exchange, Inc.	6,949	1,274,933
KKR & Co., Inc.	13,534	1,800,428
LPL Financial Holdings, Inc.	1,808	677,946
MarketAxess Holdings, Inc.	1,151	257,064
Moody's Corp.	3,825	1,918,582
Morningstar, Inc.	792	248,632
MSCI, Inc.	1,847	1,065,239
Nasdaq, Inc.	7,211	644,808
PJT Partners, Inc., Class A	452	74,584
S&P Global, Inc.	7,184	3,788,051
SEI Investments Co.	2,034	182,775
TPG, Inc.	2,128	111,614
Tradeweb Markets, Inc., Class A	2,520	368,928
		$22,286,358
Chemicals — 1.5%
Air Products and Chemicals, Inc.	5,691	$1,605,203
Axalta Coating Systems Ltd.(1)	886	26,305
Balchem Corp.	851	135,479
Celanese Corp.	600	33,198
Ecolab, Inc.	7,040	1,896,858
International Flavors & Fragrances, Inc.	2,725	200,424
Linde PLC	9,282	4,354,929
PPG Industries, Inc.	501	56,989
RPM International, Inc.	1,748	192,000
Sherwin-Williams Co.	6,344	2,178,276
		$10,679,661
Commercial Services & Supplies — 1.0%
Casella Waste Systems, Inc., Class A(1)	1,730	$199,607
Cintas Corp.	7,234	1,612,242
Clean Harbors, Inc.(1)	1,191	275,335
Copart, Inc.(1)	20,543	1,008,045
MSA Safety, Inc.	1,266	212,093
Republic Services, Inc.	4,511	1,112,458
Tetra Tech, Inc.	6,518	234,387
Veralto Corp.	5,655	570,872
Waste Management, Inc.	8,541	1,954,352
		$7,179,391
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	22,867	$2,339,523
Security	Shares	Value
Communications Equipment (continued)
Ciena Corp.(1)	3,361	$ 273,350
Cisco Systems, Inc.	58,275	4,043,120
F5, Inc.(1)	1,416	416,757
Juniper Networks, Inc.	2,966	118,432
Lumentum Holdings, Inc.(1)	1,690	160,651
Motorola Solutions, Inc.	3,730	1,568,316
		$ 8,920,149
Construction & Engineering — 0.5%
AECOM	1,513	$170,757
API Group Corp.(1)	5,351	273,169
Comfort Systems USA, Inc.	753	403,766
Construction Partners, Inc., Class A(1)	1,006	106,918
Dycom Industries, Inc.(1)	865	211,397
EMCOR Group, Inc.	1,038	555,216
IES Holdings, Inc.(1)(2)	250	74,057
MasTec, Inc.(1)	1,596	272,006
Quanta Services, Inc.	3,338	1,262,031
Sterling Infrastructure, Inc.(1)	641	147,898
Valmont Industries, Inc.	213	69,559
WillScot Holdings Corp.	5,704	156,290
		$3,703,064
Construction Materials — 0.4%
CRH PLC	11,320	$1,039,176
Knife River Corp.(1)	2,792	227,939
Vulcan Materials Co.	6,014	1,568,571
		$2,835,686
Consumer Finance — 0.5%
American Express Co.	8,766	$2,796,179
Credit Acceptance Corp.(1)(2)	191	97,301
FirstCash Holdings, Inc.	574	77,570
SLM Corp.	1,100	36,069
SoFi Technologies, Inc.(1)	14,510	264,227
		$3,271,346
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	1,101	$118,721
Casey's General Stores, Inc.	996	508,229
Costco Wholesale Corp.	8,993	8,902,530
Dollar Tree, Inc.(1)	4,731	468,558
Maplebear, Inc.(1)	4,634	209,642
Performance Food Group Co.(1)	2,123	185,699
Sprouts Farmers Market, Inc.(1)	3,817	628,431
U.S. Foods Holding Corp.(1)	4,513	347,546
Walmart, Inc.	63,075	6,167,474
		$17,536,830

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging — 0.1%
AptarGroup, Inc.	1,062	$ 166,129
Avery Dennison Corp.	530	92,999
Ball Corp.	1,871	104,944
Crown Holdings, Inc.	914	94,124
Packaging Corp. of America	630	118,723
Smurfit WestRock PLC	5,039	217,433
		$ 794,352
Distributors — 0.0%†
Pool Corp.	483	$140,785
		$140,785
Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.(1)	625	$79,519
Bright Horizons Family Solutions, Inc.(1)	1,810	223,698
Duolingo, Inc.(1)	893	366,148
H&R Block, Inc.	3,193	175,264
Service Corp. International	1,049	85,388
Stride, Inc.(1)	1,290	187,295
		$1,117,312
Diversified REITs — 0.0%†
Essential Properties Realty Trust, Inc.	600	$19,146
		$19,146
Electric Utilities — 0.6%
Constellation Energy Corp.	7,003	$2,260,288
NextEra Energy, Inc.	21,514	1,493,502
NRG Energy, Inc.	1,764	283,263
		$4,037,053
Electrical Equipment — 1.7%
Acuity, Inc.	749	$223,456
AMETEK, Inc.	5,704	1,032,196
Eaton Corp. PLC	10,428	3,722,692
Emerson Electric Co.	5,951	793,447
GE Vernova, Inc.	5,927	3,136,272
Hubbell, Inc.	1,422	580,759
NEXTracker, Inc., Class A(1)	4,962	269,784
nVent Electric PLC	1,153	84,457
Regal Rexnord Corp.	1,208	175,112
Rockwell Automation, Inc.	3,009	999,499
Vertiv Holdings Co., Class A	10,136	1,301,564
		$12,319,238
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	32,718	$3,230,902
Badger Meter, Inc.	1,066	261,117
CDW Corp.	945	168,768
Cognex Corp.	3,194	101,314
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Coherent Corp.(1)	3,026	$ 269,949
Corning, Inc.	18,259	960,241
Flex Ltd.(1)	400	19,968
Itron, Inc.(1)	577	75,950
Jabil, Inc.	2,505	546,340
Keysight Technologies, Inc.(1)	4,996	818,645
Littelfuse, Inc.	574	130,143
Ralliant Corp.(1)	2,506	121,516
TE Connectivity PLC	8,388	1,414,804
Teledyne Technologies, Inc.(1)	817	418,557
Trimble, Inc.(1)	2,308	175,362
Vontier Corp.	2,932	108,191
Zebra Technologies Corp., Class A(1)	692	213,385
		$9,035,152
Energy Equipment & Services — 0.0%†
Baker Hughes Co.	3,560	$136,490
		$136,490
Entertainment — 2.1%
Electronic Arts, Inc.	5,260	$840,022
Liberty Media Corp.-Liberty Formula One, Class A(1)	6,579	624,742
Liberty Media Corp.-Liberty Live, Class A(1)	1,971	156,655
Netflix, Inc.(1)	8,510	11,395,996
Roku, Inc.(1)	1,992	175,077
Take-Two Interactive Software, Inc.(1)	1,344	326,390
Walt Disney Co.	13,867	1,719,647
Warner Music Group Corp., Class A	1,830	49,849
		$15,288,378
Financial Services — 3.9%
Affirm Holdings, Inc.(1)	5,917	$409,101
Apollo Global Management, Inc.	9,027	1,280,661
Corpay, Inc.(1)	1,588	526,930
Equitable Holdings, Inc.	1,234	69,227
Euronet Worldwide, Inc.(1)	1,075	108,984
Fidelity National Information Services, Inc.	11,557	940,855
Fiserv, Inc.(1)	12,370	2,132,712
Jack Henry & Associates, Inc.	1,792	322,865
Jackson Financial, Inc., Class A	1,936	171,898
Mastercard, Inc., Class A	16,616	9,337,195
PayPal Holdings, Inc.(1)	8,721	648,145
Shift4 Payments, Inc., Class A(1)(2)	1,640	162,540
Toast, Inc., Class A(1)	11,387	504,330
Visa, Inc., Class A	33,728	11,975,126
		$28,590,569
Food Products — 0.3%
Darling Ingredients, Inc.(1)	500	$18,970
Hershey Co.	2,210	366,750

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
J.M. Smucker Co.	2,167	$ 212,799
Kellanova	402	31,971
Lamb Weston Holdings, Inc.	4,999	259,198
McCormick & Co., Inc.	2,469	187,200
Mondelez International, Inc., Class A	15,559	1,049,299
		$ 2,126,187
Ground Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	944	$ 135,558
Landstar System, Inc.	796	110,660
Lyft, Inc., Class A(1)	11,355	178,955
Old Dominion Freight Line, Inc.	10,098	1,638,905
Saia, Inc.(1)	1,281	350,981
Uber Technologies, Inc.(1)	44,312	4,134,310
Union Pacific Corp.	9,906	2,279,173
XPO, Inc.(1)	2,839	358,537
		$9,187,079
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	16,284	$2,214,787
Align Technology, Inc.(1)	1,712	324,133
Baxter International, Inc.	4,154	125,783
Becton Dickinson & Co.	3,587	617,861
Boston Scientific Corp.(1)	31,352	3,367,518
Cooper Cos., Inc.(1)	3,062	217,892
DexCom, Inc.(1)	8,925	779,063
Edwards Lifesciences Corp.(1)	12,257	958,620
GE HealthCare Technologies, Inc.	1,013	75,033
Glaukos Corp.(1)	305	31,503
Globus Medical, Inc., Class A(1)	2,858	168,679
Hologic, Inc.(1)	3,517	229,168
IDEXX Laboratories, Inc.(1)	1,805	968,094
Insulet Corp.(1)	1,587	498,604
Intuitive Surgical, Inc.(1)	7,581	4,119,591
Medtronic PLC	2,636	229,780
Merit Medical Systems, Inc.(1)	1,399	130,779
Penumbra, Inc.(1)	847	217,366
ResMed, Inc.	3,245	837,210
STERIS PLC	2,351	564,757
Stryker Corp.	7,606	3,009,162
Teleflex, Inc.	992	117,413
Zimmer Biomet Holdings, Inc.	1,578	143,929
		$19,946,725
Health Care Providers & Services — 0.2%
Chemed Corp.	371	$180,651
CorVel Corp.(1)	700	71,946
DaVita, Inc.(1)	458	65,242
Encompass Health Corp.	1,196	146,665
Ensign Group, Inc.	1,079	166,447
Guardant Health, Inc.(1)	2,145	111,626
Security	Shares	Value
Health Care Providers & Services (continued)
HealthEquity, Inc.(1)	2,118	$ 221,882
Henry Schein, Inc.(1)	868	63,407
Labcorp Holdings, Inc.	588	154,356
Option Care Health, Inc.(1)	4,074	132,323
Quest Diagnostics, Inc.	504	90,534
		$ 1,405,079
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	1,500	$ 55,110
CareTrust REIT, Inc.	2,325	71,145
Healthcare Realty Trust, Inc.	3,108	49,293
Ventas, Inc.	7,139	450,828
Welltower, Inc.	14,618	2,247,225
		$2,873,601
Health Care Technology — 0.2%
Doximity, Inc., Class A(1)	3,057	$187,516
Veeva Systems, Inc., Class A(1)	3,292	948,030
Waystar Holding Corp.(1)	2,010	82,149
		$1,217,695
Hotel & Resort REITs — 0.0%†
Ryman Hospitality Properties, Inc.	429	$42,329
		$42,329
Hotels, Restaurants & Leisure — 2.8%
Airbnb, Inc., Class A(1)	9,649	$1,276,949
Aramark	3,031	126,908
Booking Holdings, Inc.	729	4,220,356
Brinker International, Inc.(1)	1,422	256,429
Cava Group, Inc.(1)	2,775	233,738
Chipotle Mexican Grill, Inc.(1)	46,025	2,584,304
Choice Hotels International, Inc.(2)	700	88,816
Darden Restaurants, Inc.	2,529	551,246
Domino's Pizza, Inc.	1,338	602,903
DoorDash, Inc., Class A(1)	7,742	1,908,480
Hilton Worldwide Holdings, Inc.	5,675	1,511,480
Hyatt Hotels Corp., Class A	1,028	143,560
Life Time Group Holdings, Inc.(1)	2,000	60,660
Marriott International, Inc., Class A	5,567	1,520,960
Planet Fitness, Inc., Class A(1)	2,130	232,277
Shake Shack, Inc., Class A(1)	1,394	195,996
Starbucks Corp.	25,686	2,353,608
Texas Roadhouse, Inc.	2,628	492,514
Vail Resorts, Inc.(2)	122	19,170
Wingstop, Inc.	1,133	381,526
Wyndham Hotels & Resorts, Inc.	1,537	124,820
Yum! Brands, Inc.	10,445	1,547,740
		$20,434,440

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.1%
NVR, Inc.(1)	68	$ 502,225
Somnigroup International, Inc.(2)	4,093	278,528
TopBuild Corp.(1)	466	150,863
		$ 931,616
Household Products — 0.9%
Church & Dwight Co., Inc.	4,705	$ 452,198
Clorox Co.	153	18,371
Colgate-Palmolive Co.	16,017	1,455,945
Kimberly-Clark Corp.	2,696	347,568
Procter & Gamble Co.	28,026	4,465,102
		$6,739,184
Independent Power and Renewable Electricity Producers — 0.0%†
Brookfield Renewable Corp.	3,454	$113,222
Clearway Energy, Inc., Class C	600	19,200
		$132,422
Industrial REITs — 0.0%†
EastGroup Properties, Inc.	466	$77,878
First Industrial Realty Trust, Inc.	700	33,691
Lineage, Inc.(2)	1,000	43,520
		$155,089
Insurance — 1.5%
Aon PLC, Class A	4,589	$1,637,172
Arch Capital Group Ltd.	1,401	127,561
Arthur J. Gallagher & Co.	6,132	1,962,976
Brown & Brown, Inc.	6,009	666,218
Kinsale Capital Group, Inc.	483	233,724
Marsh & McLennan Cos., Inc.	8,738	1,910,476
Primerica, Inc.	505	138,203
Progressive Corp.	10,776	2,875,683
Ryan Specialty Holdings, Inc.	2,285	155,357
Selective Insurance Group, Inc.	400	34,660
W.R. Berkley Corp.	2,569	188,745
Willis Towers Watson PLC	2,028	621,582
		$10,552,357
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	190,273	$33,531,811
Pinterest, Inc., Class A(1)	14,713	527,608
Snap, Inc., Class A(1)	8,810	76,559
		$34,135,978
IT Services — 1.9%
Accenture PLC, Class A	10,976	$3,280,617
Akamai Technologies, Inc.(1)	2,749	219,260
Amdocs Ltd.	1,171	106,842
Cloudflare, Inc., Class A(1)	6,751	1,322,048
Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	3,162	$ 246,731
EPAM Systems, Inc.(1)	961	169,924
Gartner, Inc.(1)	1,877	758,721
GoDaddy, Inc., Class A(1)	3,387	609,863
International Business Machines Corp.	13,647	4,022,863
Kyndryl Holdings, Inc.(1)	2,643	110,900
MongoDB, Inc.(1)	1,855	389,531
Snowflake, Inc., Class A(1)	7,262	1,625,018
Twilio, Inc., Class A(1)	3,173	394,594
VeriSign, Inc.	1,937	559,406
		$13,816,318
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	6,332	$747,239
Bio-Techne Corp.	3,820	196,539
Bruker Corp.	2,462	101,435
Charles River Laboratories International, Inc.(1)	810	122,901
Danaher Corp.	6,776	1,338,531
Illumina, Inc.(1)	313	29,863
IQVIA Holdings, Inc.(1)	1,883	296,742
Medpace Holdings, Inc.(1)	491	154,105
Mettler-Toledo International, Inc.(1)	456	535,672
Repligen Corp.(1)	643	79,977
Revvity, Inc.	469	45,362
Thermo Fisher Scientific, Inc.	4,077	1,653,061
Waters Corp.(1)	1,403	489,703
West Pharmaceutical Services, Inc.	1,610	352,268
		$6,143,398
Machinery — 2.5%
AGCO Corp.	1,579	$162,890
Allison Transmission Holdings, Inc.	2,091	198,624
Caterpillar, Inc.	8,062	3,129,749
Chart Industries, Inc.(1)	1,308	215,362
Cummins, Inc.	1,384	453,260
Deere & Co.	3,360	1,708,526
Donaldson Co., Inc.	3,422	237,316
ESAB Corp.	1,228	148,035
ESCO Technologies, Inc.	702	134,693
Federal Signal Corp.	1,814	193,046
Flowserve Corp.	3,065	160,453
Fortive Corp.	10,263	535,010
Gates Industrial Corp. PLC(1)	3,000	69,090
Graco, Inc.	5,229	449,537
IDEX Corp.	1,603	281,439
Illinois Tool Works, Inc.	7,545	1,865,501
Ingersoll Rand, Inc.	10,903	906,912
ITT, Inc.	2,357	369,648
JBT Marel Corp.	690	82,979
Lincoln Electric Holdings, Inc.	1,628	337,517
Middleby Corp.(1)	277	39,888

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Mueller Industries, Inc.	2,214	$ 175,947
Nordson Corp.	1,163	249,312
Otis Worldwide Corp.	10,014	991,586
PACCAR, Inc.	2,266	215,406
Parker-Hannifin Corp.	3,064	2,140,112
Pentair PLC	3,551	364,546
Snap-on, Inc.	497	154,657
SPX Technologies, Inc.(1)	1,584	265,605
Toro Co.	1,400	98,952
Watts Water Technologies, Inc., Class A	751	184,663
Westinghouse Air Brake Technologies Corp.	4,726	989,388
Xylem, Inc.	4,061	525,331
		$18,034,980
Media — 0.1%
Liberty Broadband Corp., Class C(1)	20	$1,968
New York Times Co., Class A	3,554	198,953
Trade Desk, Inc., Class A(1)	9,999	719,828
		$920,749
Metals & Mining — 0.2%
Carpenter Technology Corp.	2,586	$714,719
Commercial Metals Co.	6,993	342,028
Reliance, Inc.	281	88,206
Steel Dynamics, Inc.	845	108,168
		$1,253,121
Mortgage Real Estate Investment Trusts (REITs) — 0.0%†
AGNC Investment Corp.(2)	7,740	$71,131
Annaly Capital Management, Inc.	12,166	228,964
		$300,095
Multi-Utilities — 0.0%†
Public Service Enterprise Group, Inc.	903	$76,015
		$76,015
Office REITs — 0.0%†
BXP, Inc.	300	$20,241
Vornado Realty Trust	200	7,648
		$27,889
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	350	$30,097
		$30,097
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	2,519	$145,926
e.l.f. Beauty, Inc.(1)	1,254	156,048
Estee Lauder Cos., Inc., Class A	2,683	216,786
Security	Shares	Value
Personal Care Products (continued)
Kenvue, Inc.	34,978	$ 732,089
		$ 1,250,849
Pharmaceuticals — 2.0%
Corcept Therapeutics, Inc.(1)	2,008	$ 147,387
Eli Lilly & Co.	16,786	13,085,190
Jazz Pharmaceuticals PLC(1)	7	743
Zoetis, Inc.	9,806	1,529,246
		$ 14,762,566
Professional Services — 1.1%
Amentum Holdings, Inc.(1)	6,180	$145,910
Automatic Data Processing, Inc.	7,484	2,308,066
Booz Allen Hamilton Holding Corp.	1,108	115,376
Broadridge Financial Solutions, Inc.	2,710	658,611
Dayforce, Inc.(1)	3,651	202,229
Equifax, Inc.	2,881	747,245
ExlService Holdings, Inc.(1)	3,796	166,227
FTI Consulting, Inc.(1)	375	60,562
Genpact Ltd.	1,822	80,186
Parsons Corp.(1)	719	51,603
Paychex, Inc.	6,603	960,472
Paycom Software, Inc.	1,408	325,811
Paylocity Holding Corp.(1)	1,290	233,735
SS&C Technologies Holdings, Inc.	3,725	308,430
TransUnion	5,081	447,128
UL Solutions, Inc., Class A	1,452	105,793
Verisk Analytics, Inc.	3,440	1,071,560
		$7,988,944
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	5,955	$834,415
CoStar Group, Inc.(1)	10,525	846,210
Zillow Group, Inc., Class C(1)	1,850	129,592
		$1,810,217
Residential REITs — 0.2%
AvalonBay Communities, Inc.	100	$20,350
Camden Property Trust	1,218	137,257
Equity LifeStyle Properties, Inc.	1,865	115,015
Essex Property Trust, Inc.	398	112,793
Invitation Homes, Inc.	11,108	364,342
Mid-America Apartment Communities, Inc.	520	76,965
Sun Communities, Inc.	3,099	391,993
UDR, Inc.	4,540	185,368
		$1,404,083
Retail REITs — 0.1%
Kite Realty Group Trust	6,626	$150,079
Phillips Edison & Co., Inc.	1,000	35,030

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	400	$ 28,492
Simon Property Group, Inc.	1,641	263,807
		$ 477,408
Semiconductors & Semiconductor Equipment — 15.8%
Advanced Micro Devices, Inc.(1)	35,547	$ 5,044,119
Allegro MicroSystems, Inc.(1)	4,079	139,461
Analog Devices, Inc.	9,696	2,307,842
Applied Materials, Inc.	17,748	3,249,126
Astera Labs, Inc.(1)	2,443	220,896
Broadcom, Inc.	87,729	24,182,499
Cirrus Logic, Inc.(1)	1,228	128,025
Enphase Energy, Inc.(1)	3,172	125,770
Entegris, Inc.	2,139	172,510
First Solar, Inc.(1)	2,288	378,755
KLA Corp.	2,913	2,609,291
Lam Research Corp.	28,531	2,777,207
Lattice Semiconductor Corp.(1)	3,741	183,272
Marvell Technology, Inc.	11,933	923,614
Microchip Technology, Inc.	4,249	299,002
Micron Technology, Inc.	10,835	1,335,414
MKS, Inc.	894	88,828
Monolithic Power Systems, Inc.	1,062	776,725
NVIDIA Corp.	404,810	63,955,932
ON Semiconductor Corp.(1)	8,521	446,586
Qorvo, Inc.(1)	2,576	218,728
QUALCOMM, Inc.	13,764	2,192,055
Rambus, Inc.(1)	3,303	211,458
Teradyne, Inc.	2,827	254,204
Texas Instruments, Inc.	10,980	2,279,668
Universal Display Corp.	1,011	156,159
		$114,657,146
Software — 16.2%
ACI Worldwide, Inc.(1)	1,500	$68,865
Adobe, Inc.(1)	9,504	3,676,907
ANSYS, Inc.(1)	2,058	722,811
AppFolio, Inc., Class A(1)	620	142,774
AppLovin Corp., Class A(1)	4,676	1,636,974
Atlassian Corp., Class A(1)	3,832	778,241
Autodesk, Inc.(1)	4,747	1,469,529
Bentley Systems, Inc., Class B	3,772	203,575
Box, Inc., Class A(1)	3,082	105,312
Cadence Design Systems, Inc.(1)	6,132	1,889,576
CCC Intelligent Solutions Holdings, Inc.(1)	10,720	100,875
Clearwater Analytics Holdings, Inc., Class A(1)	7,137	156,514
Commvault Systems, Inc.(1)	1,067	186,010
Confluent, Inc., Class A(1)	7,161	178,524
CrowdStrike Holdings, Inc., Class A(1)	5,402	2,751,293
Datadog, Inc., Class A(1)	6,970	936,280
Docusign, Inc.(1)	4,849	377,689
Security	Shares	Value
Software (continued)
Dolby Laboratories, Inc., Class A	908	$ 67,428
Dropbox, Inc., Class A(1)	6,775	193,765
Dynatrace, Inc.(1)	6,727	371,398
Elastic NV(1)	2,564	216,222
Fair Isaac Corp.(1)	584	1,067,529
Fortinet, Inc.(1)	14,118	1,492,555
Gen Digital, Inc.	13,210	388,374
Guidewire Software, Inc.(1)	2,030	477,963
HubSpot, Inc.(1)	1,145	637,341
Intuit, Inc.	5,992	4,719,479
Manhattan Associates, Inc.(1)	1,312	259,081
MARA Holdings, Inc.(1)(2)	10,556	165,518
Microsoft Corp.	126,608	62,976,085
Nutanix, Inc., Class A(1)	6,238	476,833
Oracle Corp.	36,120	7,896,916
Palo Alto Networks, Inc.(1)	14,564	2,980,377
PTC, Inc.(1)	2,607	449,290
Q2 Holdings, Inc.(1)	1,023	95,743
Qualys, Inc.(1)	1,271	181,588
Roper Technologies, Inc.	2,166	1,227,775
Salesforce, Inc.	20,541	5,601,325
Samsara, Inc., Class A(1)	7,322	291,269
SentinelOne, Inc., Class A(1)	7,025	128,417
ServiceNow, Inc.(1)	4,550	4,677,764
SPS Commerce, Inc.(1)	1,085	147,658
Synopsys, Inc.(1)	3,388	1,736,960
Tyler Technologies, Inc.(1)	1,028	609,439
Varonis Systems, Inc.(1)	2,875	145,906
Workday, Inc., Class A(1)	4,923	1,181,520
Zscaler, Inc.(1)	2,295	720,492
		$116,963,759
Specialized REITs — 0.9%
American Tower Corp.	7,328	$1,619,634
Crown Castle, Inc.	7,175	737,088
CubeSmart	221	9,392
Digital Realty Trust, Inc.	2,995	522,118
Equinix, Inc.	2,031	1,615,600
Extra Space Storage, Inc.	831	122,523
Iron Mountain, Inc.	6,526	669,372
Lamar Advertising Co., Class A	635	77,064
National Storage Affiliates Trust	1,000	31,990
Public Storage	1,932	566,887
SBA Communications Corp.	2,031	476,960
		$6,448,628
Specialty Retail — 2.3%
AutoZone, Inc.(1)	342	$1,269,583
Boot Barn Holdings, Inc.(1)	507	77,064
Burlington Stores, Inc.(1)	1,290	300,106
Carvana Co.(1)	2,532	853,183

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Chewy, Inc., Class A(1)	4,938	$ 210,457
Dick's Sporting Goods, Inc.	27	5,341
Five Below, Inc.(1)	738	96,811
Floor & Decor Holdings, Inc., Class A(1)	1,425	108,243
GameStop Corp., Class A(1)(2)	4,925	120,121
Home Depot, Inc.	15,129	5,546,896
Lowe's Cos., Inc.	6,238	1,384,025
O'Reilly Automotive, Inc.(1)	17,685	1,593,949
Ross Stores, Inc.	5,312	677,705
TJX Cos., Inc.	22,955	2,834,713
Tractor Supply Co.	6,998	369,284
Ulta Beauty, Inc.(1)	993	464,545
Urban Outfitters, Inc.(1)	300	21,762
Williams-Sonoma, Inc.	2,357	385,063
		$16,318,851
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	255,431	$52,406,778
Dell Technologies, Inc., Class C	3,391	415,737
NetApp, Inc.	1,770	188,594
Pure Storage, Inc., Class A(1)	7,186	413,770
Super Micro Computer, Inc.(1)(2)	11,840	580,278
		$54,005,157
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(1)	528	$53,476
Deckers Outdoor Corp.(1)	3,354	345,697
lululemon Athletica, Inc.(1)	2,250	534,555
NIKE, Inc., Class B	7,383	524,488
Ralph Lauren Corp.	830	227,653
Tapestry, Inc.	3,399	298,466
		$1,984,335
Trading Companies & Distributors — 0.7%
Applied Industrial Technologies, Inc.	1,113	$258,717
Core & Main, Inc., Class A(1)	5,098	307,664
Fastenal Co.	24,212	1,016,904
Ferguson Enterprises, Inc.	2,639	574,642
FTAI Aviation Ltd.	2,825	324,988
GATX Corp.	200	30,712
SiteOne Landscape Supply, Inc.(1)	1,053	127,350
United Rentals, Inc.	1,570	1,182,838
W.W. Grainger, Inc.	946	984,067
Watsco, Inc.	530	234,059
		$5,041,941
Water Utilities — 0.0%†
American Water Works Co., Inc.	1,006	$139,945
		$139,945
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,434	$ 1,771,224
		$ 1,771,224
Total Common Stocks (identified cost $377,424,725)		$723,117,127

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	1,143	$ 1,166
Total Rights (identified cost $1,166)		$ 1,166

Short-Term Investments — 0.1%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	5,184	$ 5,184
Total Affiliated Fund (identified cost $5,184)		$ 5,184
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(6)	435,171	$ 435,171
Total Securities Lending Collateral (identified cost $435,171)		$ 435,171
Total Short-Term Investments (identified cost $440,355)		$ 440,355
Total Investments — 100.0% (identified cost $377,866,246)		$723,558,648
Other Assets, Less Liabilities — 0.0%†		$ 95,559
Net Assets — 100.0%		$723,654,207

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $1,954,983 and the total market value of the collateral received by the Fund was $1,975,915, comprised of cash of $435,171 and U.S. government and/or agencies securities of $1,540,744.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $1,166, which represents less than 0.05% of the net assets of the Fund as of June 30, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$1,166
		$1,166

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,184, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$75,741	$42,305,815	$(42,376,372)	$ —	$ —	$5,184	$19,439	5,184

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$723,117,127(2)	$ —	$ —	$723,117,127
Rights	—	—	1,166	1,166
Short-Term Investments:
Affiliated Fund	5,184	—	—	5,184
Securities Lending Collateral	435,171	—	—	435,171
Total Investments	$723,557,482	$ —	$1,166	$723,558,648

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.